UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
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Check here if Amendment [ X ]; Amendment Number:  1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11992

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/PETER W. MAY           New York, New York              05/24/07
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             [Signature]          [City, State]                   [Date]

Report Type (Check only one.):

    [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
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Form 13F Information Table Entry Total:              6
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Form 13F Information Table Value Total:          $ 956,357
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.      Form 13F File Number       Name


       01        28-11639                   Nelson Peltz

       02        28-11640                   Peter W. May

       03        28-11641                   Edward P. Garden

       04        28-11993                   Trian Partners GP, L.P.





                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6        COLUMN 7        COLUMN 8
   --------             --------      --------     --------           --------        --------        --------        --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE

Wendy's Intl Inc.        COM         950590109      132,086     4,220,004     SH       Defined       1,2,3,4       4,220,004

H.J. Heinz Co.           COM         423074103      587,374    12,465,492     SH       Defined       1,2,3,4      12,465,492

Tim Hortons Inc.         COM         88706M103       36,205     1,190,159     SH       Defined       1,2,3,4       1,190,159

Lions Gate Entmnt
   Corp.               COM NEW       535919203       53,502     4,684,929     SH       Defined       1,2,3,4       4,684,929

Chemtura Corp.           COM         163893100       81,964     7,499,031     SH       Defined       1,2,3,4       7,499,031

Tiffany & Co. NEW        COM         886547108       65,226     1,434,163     SH       Defined       1,2,3,4       1,434,163
